RELATED PARTY TRANSACTIONS (Details)		3 Months Ended	12 Months Ended
	Sep. 23, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) agreement $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 30, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Related party, equity commitment			$ 1,000,000,000
Preferred shares, subscription price (in dollars per share) | $ / shares		$ 25.00	$ 25.00
Amount called on the equity commitment			$ 0	$ 0
Due from Brookfield Infrastructure		$ 566,000,000	566,000,000	1,093,000,000
Loans payable to Brookfield Infrastructure		26,000,000	26,000,000	131,000,000
Interest expense, related party transactions		1,000,000		32,000,000
Amounts payable, related party transactions		6,000,000	6,000,000	5,000,000
Amounts receivable, related party transactions		10,000,000	$ 10,000,000	20,000,000
Revolving Credit Facility With Brookfield
Disclosure of transactions between related parties [line items]
Number of borrowing agreements | agreement			2
Borrowing, term			10 years
Credit facility, maximum borrowing capacity		1,000,000,000	$ 1,000,000,000
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity						$ 1,000,000,000
Subsidiary and corporate borrowings		$ 0	$ 0	0
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Weighted average interest rates		0.20%	0.20%
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Services received, related party transactions			$ 63,000,000	45,000,000	$ 30,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions			0	0	0
Revenue from rendering of services, related party transactions			1,000,000	$ 1,000,000	$ 1,000,000
Brookfield Infrastructure Partners L.P
Disclosure of transactions between related parties [line items]
Sales of property and other assets, related party transactions	$ 66,000,000
Gain (loss) on disposition of business	$ 2,000,000
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Cash repayments of advances and loans from related parties			$ 105,000,000